Business Combinations And Capital Reorganization (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Summary of Information about Net Cash Flows on Acquisitions

(In Euros)	Cash flows on acquisitions
Cash consideration	640,534
Cash and cash equivalents	(686,730)

Net cash flow on acquisition	(46,196)

Schedule Of Networth Of The Companies As A Result Of Reorganization

(In Euros)	1 January 2019
Share capital	121,800
Share premium	6,178,754
Accumulated deficit	(2,580,142)
Foreign currency translation reserve	2,524

Total Equity attributable to owners of the Company	3,722,936

From that date and until 1 October 2021, the structure of Wallbox’s equity and net assets remains the same as in Wallbox Chargers. On 1 October 2021, considering the share capital increases in Wallbox N.V. due to the legal contribution in kind of Wallbox Chargers and Kensington, certain adjustments were made to estimate the net equity and to present the share capital of Wallbox, considering that the Wallbox Group’s losses for the period until 30 September 2021 include those for Wallbox N.V. as of its date of incorporation (7 June 2021) and those for the Wall Box Chargers Group from 1 January 2021 to 30 September 2021:

(In Euros)	1 October 2021
Share capital	44,429,723
Share premium	321,788,878
Loss for the period	(154,680,293)
Other equity components	4,370,803
Foreign currency translation reserve	118,309

Total Equity attributable to owners of the Company	216,027,420

Schedule of Impact On Earnings Per Share As A Result Of Reorganization
Consequently, the weighted average number of ordinary shares outstanding for basic and diluted EPS for the prior periods is as follows:

	1 January 2019	31 December 2019	31 December 2020

Shares	Ourstanding shares
Class A	2,436	258,800	280,737
Class B	—	78,500	111,381

Total	2,436	337,300	392,118

Shares for Basic EPS Wallbox Chargers	243,600	337,300	392,118
Exchange ratio	240.99	240.99	240.99

Adjusted number of shares	58,705,363	81,286,202	94,496,837

Intelligent Solutions AS [Member]
Statement [Line Items]
Summary of Details of the Purchase Consideration

(In Euros)
Purchase consideration:
Amount paid	140,534
Put option liability	2,597,039

Total	2,737,573

Summary of Assets and Liabilities Recognized at Fair Value as a Result of the Acquisition

(In Euros)
Property, plant and equipment	15,917
Deferred tax assets	12,435
Inventories	499,237
Trade and other financial receivables	144,152
Cash and cash equivalents	102,969

Total Assets	774,710

Trade and other financial payables	(563,017)
Loans and borrowings	(125,909)
Other payables	(45,503)

Total Liabilities	(734,429)

Identifiable net assets acquired	40,281

Cash consideration transferred	140,534
Put option liability	2,597,039

Goodwill arising on acquisition	2,697,292

Electromaps, S.L [Member]
Statement [Line Items]
Summary of Details of the Purchase Consideration

(In Euros)
Purchase consideration:
Amount paid	500,000
Put option liability	3,645,117

Total	4,145,117

Summary of Assets and Liabilities Recognized at Fair Value as a Result of the Acquisition

(In Euros)	Acquisition date	Effect of IFRS 3	Acquisition date restated
Property, plant and equipment	2,859	—	2,859
Intangible assets	159,337	162,543	321,880
Investments	955	—	955
Trade and other financial receivables	66,514	—	66,514
Cash and cash equivalents	583,761	—	583,761

Total Assets	813,426	162,543	975,969

Trade and other financial payables	(39,256)	—	(39,256)
Loans and borrowings	(173,667)	—	(173,667)
Other payables	(34,134)	—	(34,134)
Deferred tax liabilities	—	(40,636)	(40,636)

Total Liabilities	(247,057)	(40,636)	(287,693)

Identifiable net assets acquired	566,369	121,907	688,276

Cash consideration transferred	500,000	—	500,000
Put option liability	3,645,117	—	3,645,117

Goodwill arising on acquisition	3,578,748	(121,907)	3,456,841